3. ADVANCES FROM SHAREHOLDERS/OFFICERS (Tables)	9 Months Ended
Sep. 30, 2012
Advances From Shareholdersofficers Tables
Advances from shareholders

Advances from shareholders are comprised of the following:

	September 30, 2012	December 31, 2011
Cash advances	$–	$5,000
Fair value of common stock pledged as collateral by shareholder (see below)	170,000	–
Total	$170,000	$5,000